February 19, 2021

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Trust

Registration Statement on Form N-1A

File No. 333-182274

CIK - 0001467831

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A of ETF Managers Trust (the “Trust”). This filing is being made to register shares of the ETFMG U.S. Alternative Harvest ETF, a new series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek

Enclosures